Fair Value Measurement (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,002,430,323	$ 882,147,080
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	950,806,245	832,136,714
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	82,837,447	74,523,463
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	837,945,117	733,238,265
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	30,023,681	24,374,986
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	51,624,078	50,010,366
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	51,624,078	50,010,366
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,002,430,323	882,147,080
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	82,837,447	74,523,463
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	837,945,117	733,238,265
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	30,023,681	24,374,986
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 51,624,078	$ 50,010,366